Putnam International Equity Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Canada (2.1%)
Cenovus Energy, Inc.	742,500	$1,498,401
TMX Group, Ltd.	167,100	12,440,181

		13,938,582
China (1.0%)
China Mobile, Ltd.	866,500	6,546,307

		6,546,307
Denmark (1.6%)
Orsted A/S	104,121	10,225,201

		10,225,201
France (15.3%)
AXA SA	865,920	14,995,059
Dassault Systemes SA	57,022	8,456,178
Kering SA	26,888	14,030,014
La Francaise des Jeux SAEM(NON)	198,867	4,962,935
Pernod Ricard SA	72,228	10,273,624
Schneider Electric SA	165,816	14,276,512
Thales SA	125,241	10,512,105
Veolia Environnement SA	461,999	9,883,488
Vinci SA	158,413	13,107,894

		100,497,809
Germany (4.0%)
adidas AG	53,774	12,370,588
CompuGroup Medical SE	120,045	7,386,791
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	25
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)	15	12
New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
Software AG	224,384	6,746,979

		26,504,400
Hong Kong (3.6%)
AIA Group, Ltd.	2,649,400	23,834,801

		23,834,801
Ireland (3.4%)
CRH PLC	452,156	12,325,282
Kerry Group PLC Class A	86,771	9,947,682

		22,272,964
Italy (1.8%)
Nexi SpA(NON)	922,233	11,987,870

		11,987,870
Japan (18.1%)
Hoya Corp.	175,800	14,953,356
MinebeaMitsumi, Inc.	595,200	8,874,976
Nintendo Co., Ltd.	42,200	16,276,280
Nippon Prologis REIT, Inc.(R)	3,632	9,150,092
Secom Co., Ltd.	150,800	12,537,866
Seven & i Holdings Co., Ltd.	383,200	12,654,165
Sony Corp.	414,700	24,651,096
Sumitomo Mitsui Financial Group, Inc.	446,500	10,848,749
Toyota Industries Corp.	182,700	8,766,848

		118,713,428
Netherlands (9.8%)
Akzo Nobel NV	137,874	9,089,528
ING Groep NV	1,003,813	5,258,031
Koninklijke Ahold Delhaize NV	529,492	12,391,852
Koninklijke DSM NV	102,826	11,684,543
Prosus NV(NON)	108,205	7,497,370
Unilever NV	375,296	18,490,826

		64,412,150
Norway (1.4%)
DNB ASA	802,765	9,003,185

		9,003,185
South Korea (2.3%)
Samsung Electronics Co., Ltd. (Preference)	464,452	15,160,870

		15,160,870
Switzerland (13.2%)
Barry Callebaut AG	5,635	11,330,389
Coca-Cola HBC AG	489,035	10,510,857
Lonza Group AG	35,560	14,794,779
Novartis AG	311,996	25,784,922
Roche Holding AG	34,939	11,359,159
SIG Combibloc Group AG	831,817	12,463,053

		86,243,159
United Arab Emirates (1.3%)
Network International Holdings PLC(NON)	1,726,094	8,471,119

		8,471,119
United Kingdom (16.8%)
Anglo American PLC	646,013	11,288,614
AstraZeneca PLC	198,681	17,747,792
Compass Group PLC	828,654	12,947,397
Imperial Brands PLC	606,613	11,244,144
InterContinental Hotels Group PLC	183,113	7,840,099
Prudential PLC	1,611,994	20,577,157
Quilter PLC	2,064,178	3,016,504
SSE PLC	770,618	12,437,075
Vodafone Group PLC	9,346,414	13,056,082

		110,154,864
United States (1.8%)
Linde PLC	66,856	12,063,791

		12,063,791

Total common stocks (cost $708,864,752)		$640,030,500

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.375%, 12/31/20(i)	$108,000	$110,513
2.125%, 1/31/21(i)	206,000	210,298

Total U.S. treasury obligations (cost $320,811)		$320,811

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	6,744,333	$6,744,333
U.S. Treasury Bills 1.636%, 4/2/20(SEGSF)		$874,000	874,000
U.S. Treasury Bills 0.595%, 4/7/20(SEGSF)		87,000	86,999
U.S. Treasury Bills 1.572%, 5/7/20(SEGSF)		126,000	125,992
U.S. Treasury Bills 1.563%, 4/16/20(SEGSF)		122,000	121,996
U.S. Treasury Bills 1.649%, 4/9/20(SEGSF)		357,000	356,993
U.S. Treasury Bills 1.542%, 7/16/20(SEGSF)		1,364,000	1,363,684
U.S. Treasury Bills 0.203%, 7/9/20(SEGSF)		40,000	39,992
U.S. Treasury Bills 1.541%, 4/23/20(SEGSF)		140,000	139,997
U.S. Treasury Bills 0.005%, 6/11/20		19,000	18,997
U.S. Treasury Bills 0.380%, 4/28/20(SEGSF)		376,000	375,990
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)		126,000	125,968
U.S. Treasury Bills 0.164%, 6/25/20(SEGSF)		124,000	123,981
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)		40,000	39,979
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)		344,000	343,857
U.S. Treasury Bills 0.002%, 9/24/20(SEGSF)		229,000	228,895
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		495,000	494,857

Total short-term investments (cost $11,600,383)			$11,606,510
TOTAL INVESTMENTS

Total investments (cost $720,785,946)			$651,957,821

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $334,760,164) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$1,736,114	$1,960,169	$(224,055)
		British Pound	Buy	6/17/20	453,722	471,535	(17,813)
		Japanese Yen	Buy	5/20/20	27,939,983	27,601,762	338,221
	Barclays Bank PLC
		Australian Dollar	Buy	4/15/20	3,558,902	3,560,142	(1,240)
		Canadian Dollar	Sell	4/15/20	462,095	500,955	38,860
		Euro	Buy	6/17/20	481,597	497,851	(16,254)
		Hong Kong Dollar	Buy	5/20/20	9,505,559	9,481,493	24,066
		Japanese Yen	Buy	5/20/20	398,744	393,870	4,874
		Norwegian Krone	Buy	6/17/20	2,167,186	2,343,146	(175,960)
	Citibank, N.A.
		Australian Dollar	Sell	4/15/20	2,248,711	2,315,602	66,891
		British Pound	Sell	6/17/20	11,164,693	11,604,365	439,672
		Canadian Dollar	Buy	4/15/20	6,630,520	6,960,941	(330,421)
		Danish Krone	Buy	6/17/20	3,732,685	3,817,848	(85,163)
		Euro	Sell	6/17/20	6,568,488	6,498,294	(70,194)
		Japanese Yen	Buy	5/20/20	5,936,753	6,051,543	(114,790)
		New Zealand Dollar	Buy	4/15/20	34,186	38,260	(4,074)
		Swedish Krona	Buy	6/17/20	967,696	1,014,441	(46,745)
	Goldman Sachs International
		British Pound	Buy	6/17/20	10,102,526	9,408,399	694,127
		Hong Kong Dollar	Sell	5/20/20	3,821,290	3,814,187	(7,103)
		Japanese Yen	Sell	5/20/20	5,311,010	5,326,862	15,852
		Swedish Krona	Sell	6/17/20	152,956	155,117	2,161
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/15/20	14,179,689	15,864,848	(1,685,159)
		British Pound	Sell	6/17/20	264,298	293,066	28,768
		Canadian Dollar	Sell	4/15/20	283,568	307,467	23,899
		Chinese Yuan (Offshore)	Sell	5/20/20	5,767,096	5,770,225	3,129
		Euro	Sell	6/17/20	10,636,407	10,746,184	109,777
		Hong Kong Dollar	Buy	5/20/20	121,703	121,468	235
		Japanese Yen	Sell	5/20/20	3,751,121	3,724,521	(26,600)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	3,731,449	4,221,017	(489,568)
		British Pound	Buy	6/17/20	443,523	460,979	(17,456)
		Euro	Buy	6/17/20	24,153,442	24,429,164	(275,722)
		Japanese Yen	Sell	5/20/20	137,786	140,483	2,697
		New Zealand Dollar	Buy	4/15/20	1,462,729	1,636,772	(174,043)
		Norwegian Krone	Sell	6/17/20	5,464,923	6,118,491	653,568
		Singapore Dollar	Buy	5/20/20	6,928,000	7,354,180	(426,180)
		South Korean Won	Sell	5/20/20	15,038,649	15,704,287	665,638
		Swedish Krona	Buy	6/17/20	9,705,393	10,173,567	(468,174)
		Swiss Franc	Sell	6/17/20	15,004,066	15,172,402	168,336
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	58,069	65,565	(7,496)
		British Pound	Buy	6/17/20	564,292	586,532	(22,240)
		Euro	Sell	6/17/20	299,422	302,542	3,120
		Norwegian Krone	Sell	6/17/20	3,454,249	3,867,842	413,593
		Swedish Krona	Buy	6/17/20	7,896,286	8,282,359	(386,073)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/15/20	90,303	123,717	(33,414)
		British Pound	Sell	6/17/20	2,330,797	2,259,560	(71,237)
		Canadian Dollar	Sell	4/15/20	2,907,746	3,080,707	172,961
		Euro	Sell	6/17/20	17,512,171	17,688,618	176,447
		Israeli Shekel	Buy	4/16/20	4,787,225	4,900,501	(113,276)
		Japanese Yen	Buy	5/20/20	19,709,658	19,400,770	308,888
		Swedish Krona	Buy	6/17/20	46,324	48,556	(2,232)
		Swiss Franc	Buy	6/17/20	240,558	242,722	(2,164)
	UBS AG
		Australian Dollar	Sell	4/15/20	4,813,360	4,004,754	(808,606)
		Canadian Dollar	Buy	4/15/20	124,301	120,500	3,801
		Euro	Sell	6/17/20	12,387,039	12,395,818	8,779
		Japanese Yen	Sell	5/20/20	3,098,826	3,063,369	(35,457)
		Norwegian Krone	Buy	6/17/20	34,916	39,103	(4,187)
		Swedish Krona	Sell	6/17/20	3,090,927	2,897,418	(193,509)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/15/20	3,465,154	3,809,440	(344,286)
		British Pound	Sell	6/17/20	9,234,634	9,597,074	362,440
		Canadian Dollar	Sell	4/15/20	4,735,162	5,035,860	300,698
		Euro	Sell	6/17/20	3,525,486	3,561,728	36,242
		Japanese Yen	Buy	5/20/20	3,468,173	3,329,206	138,967

	Unrealized appreciation						5,206,707

	Unrealized (depreciation)						(6,680,891)

	Total						$(1,474,184)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $656,722,538.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $42, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$3,901,482	$235,066,496	$232,223,645	$186,480	$6,744,333

	Total Short-term investments	$3,901,482	$235,066,496	$232,223,645	$186,480	$6,744,333
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,702,434.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,271,202 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	15.2%
	Consumer staples	14.7
	Consumer discretionary	14.2
	Health care	14.0
	Materials	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $729,792 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,206,512 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,702,434 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$13,938,582	$—	$—
China	—	6,546,307	—
Denmark	—	10,225,201	—
France	—	100,497,809	—
Germany	—	26,504,358	42
Hong Kong	—	23,834,801	—
Ireland	—	22,272,964	—
Italy	—	11,987,870	—
Japan	—	118,713,428	—
Netherlands	—	64,412,150	—
Norway	—	9,003,185	—
South Korea	—	15,160,870	—
Switzerland	—	86,243,159	—
United Arab Emirates	—	8,471,119	—
United Kingdom	—	110,154,864	—
United States	—	12,063,791	—

Total common stocks	13,938,582	626,091,876	42
U.S. treasury obligations	—	320,811	—
Short-term investments	6,744,333	4,862,177	—

Totals by level	$20,682,915	$631,274,864	$42
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,474,184)	$—

Totals by level	$—	$(1,474,184)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$395,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com